INITIAL PUBLIC OFFERING	6 Months Ended
Jun. 30, 2025
INITIAL PUBLIC OFFERING
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

On January 30, 2025, the Company consummated its IPO of 8,000,000 Units at $10.00 per unit. The Units were sold at a price of $10.00 per Unit, generating gross proceeds to the Company of $80,000,000.